Schedule of Investments (unaudited)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 2.0%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	$481	$422,733
3.25%, 02/01/35 (Call 11/01/34)	2,480	1,873,351
3.60%, 05/01/34 (Call 02/01/34)	3,252	2,590,153
5.15%, 05/01/30 (Call 02/01/30)	3,203	3,056,066
5.71%, 05/01/40 (Call 11/01/39)	465	427,281
General Electric Co.
5.88%, 01/14/38	695	718,459
6.75%, 03/15/32	741	808,902
HEICO Corp., 5.35%, 08/01/33 (Call 05/01/33)	940	931,668
Northrop Grumman Corp., 4.75%, 06/01/43	744	666,484
RTX Corp.
4.50%, 06/01/42	2,299	1,998,762
4.88%, 10/15/40(a)	570	520,164
		14,014,023
Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	363	326,389
5.38%, 01/31/44(a)	1,780	1,691,448
5.80%, 02/14/39 (Call 08/14/38)(a)	2,682	2,660,083
6.88%, 11/01/33 (Call 08/01/33)(a)	865	932,289
BAT Capital Corp.
2.73%, 03/25/31 (Call 12/25/30)(a)	1,437	1,207,776
4.74%, 03/16/32 (Call 12/16/31)(a)	375	355,487
6.34%, 08/02/30 (Call 06/02/30)(a)	129	134,502
6.42%, 08/02/33 (Call 05/02/33)(a)	435	454,218
7.08%, 08/02/43 (Call 02/02/43)(a)	814	869,706
7.75%, 10/19/32 (Call 07/19/32)	840	948,394
Philip Morris International Inc.
5.38%, 02/15/33 (Call 11/15/32)	1,745	1,730,601
5.75%, 11/17/32 (Call 08/17/32)(a)	672	685,837
6.38%, 05/16/38	2,484	2,667,431
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	1,027	1,007,178
5.85%, 08/15/45 (Call 02/15/45)	2,004	1,865,817
		17,537,156
Banks — 13.2%
Bank of America Corp.
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	3,818	3,373,760
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	3,794	3,421,915
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	2,332	2,220,876
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	3,534	3,330,056
Series DD, 6.30%, (Call 03/10/26),
(3-mo. SOFR + 4.815%)(a)(b)(c)	180	180,787
Bank of New York Mellon Corp. (The), Series F,
4.63%, (Call 09/20/26),
(3-mo. SOFR + 3.393%)(b)(c)	3,756	3,550,174
Citibank NA, 5.86%, 09/29/25 (Call 08/29/25)	340	342,275
Citigroup Inc.
3.30%, 04/27/25(a)	3,084	3,023,796
3.40%, 05/01/26	40	38,550
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27
(Call 01/26/26)	2,920	2,819,320
Security	Par (000)	Value

Banks (continued)
HSBC Holdings PLC
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. SOFR + 1.872%)(a)(b)	$3,336	$3,105,858
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. SOFR + 1.808%)(b)	3,422	3,290,483
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. SOFR + 1.796%)(b)	2,377	2,294,479
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(a)(b)	918	906,539
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(b)	2,371	2,504,123
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29
(Call 08/21/28), (1-day SOFR + 2.020%)(a)(b)	3,213	3,275,119
Huntington National Bank (The), 5.65%, 01/10/30
(Call 11/10/29)	852	852,266
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	4,162	3,369,027
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	3,710	3,263,367
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	3,594	3,341,072
M&T Bank Corp.
5.05%, 01/27/34 (Call 01/27/33),
(1-day SOFR + 1.850%)(b)	1,392	1,280,777
6.08%, 03/13/32 (Call 03/13/31),
(1-day SOFR +2.260%)(b)	3,006	2,981,480
Morgan Stanley
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	3,475	3,024,271
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	3,519	3,212,126
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.402%)(b)	3,227	3,058,513
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.890%)(b)	3,561	3,430,092
PNC Financial Services Group Inc. (The)
5.58%, 06/12/29 (Call 06/12/28),
(1-day SOFR + 1.841%)(b)	3,150	3,170,835
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	3,236	3,320,815
6.88%, 10/20/34 (Call 10/20/33),
(1-day SOFR + 2.284%)(b)	479	519,144
U.S. Bancorp
5.30%, (Call 04/15/27),
(3-mo. SOFR + 3.176%)(b)(c)	3,608	3,449,870
5.84%, 06/12/34 (Call 06/10/33),
(1-day SOFR + 2.260%)(b)	80	80,648
Wells Fargo & Co.
2.88%, 10/30/30 (Call 10/30/29),
(3-mo. SOFR + 1.432%)(b)	3,838	3,381,257
4.48%, 04/04/31 (Call 04/04/30),
(3-mo. SOFR + 4.032%)(b)	1,605	1,528,427
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	3,339	3,195,182
5.39%, 04/24/34 (Call 04/24/33),
(1-day SOFR + 2.020%)(b)	1,476	1,452,663
5.50%, 01/23/35 (Call 01/23/34),
(1-day SOFR + 1.780%)(a)(b)	3,525	3,494,463
6.49%, 10/23/34 (Call 10/23/33),
(1-day SOFR + 2.060%)(b)	80	85,090

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series BB, 3.90%, (Call 03/15/26),
(5-year CMT + 3.453%)(a)(b)(c)	$3,625	$3,425,999
		92,595,494
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 4.70%, 02/01/36
(Call 08/01/35)	3,053	2,882,741
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39 (Call 07/23/38)	194	194,590
8.20%, 01/15/39	1,118	1,415,852
Coca-Cola Co. (The), 2.75%, 06/01/60(a)	5,350	3,211,677
		7,704,860
Biotechnology — 2.0%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	1,387	1,170,345
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	4,087	3,440,915
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)(a)	3,082	2,715,715
Gilead Sciences Inc., 5.65%, 12/01/41
(Call 06/01/41)(a)	1,386	1,392,757
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	3,946	3,215,662
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	105	83,778
3.30%, 09/02/40 (Call 03/02/40)	2,823	2,044,509
		14,063,681
Building Materials — 0.5%
Eagle Materials Inc., 2.50%, 07/01/31
(Call 04/01/31)(a)	3,040	2,534,596
Fortune Brands Innovations Inc., 5.88%, 06/01/33
(Call 03/01/33)(a)	1,015	1,022,394
		3,556,990
Chemicals — 1.7%
Dow Chemical Co. (The), 5.55%, 11/30/48
(Call 05/30/48)	1,497	1,434,371
DuPont de Nemours Inc., 5.32%, 11/15/38
(Call 05/15/38)(a)	1,306	1,314,643
Eastman Chemical Co.
5.63%, 02/20/34 (Call 11/20/33)	2,639	2,624,036
5.75%, 03/08/33 (Call 12/08/32)(a)	801	807,178
Huntsman International LLC, 4.50%, 05/01/29
(Call 02/01/29)	1,835	1,731,915
LYB International Finance BV, 4.88%, 03/15/44
(Call 09/15/43)	1,314	1,143,987
LYB International Finance III LLC
5.50%, 03/01/34 (Call 12/01/33)	2,410	2,380,864
5.63%, 05/15/33 (Call 02/15/33)(a)	724	735,070
		12,172,064
Commercial Services — 1.1%
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	2,480	2,026,905
GXO Logistics Inc.
6.25%, 05/06/29 (Call 04/06/29)	1,004	1,017,972
6.50%, 05/06/34 (Call 02/06/34)	833	847,214
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)(a)	570	460,950
2.90%, 10/01/30 (Call 07/01/30)	3,570	3,113,718
		7,466,759
Computers — 1.9%
Apple Inc., 2.55%, 08/20/60 (Call 02/20/60)(a)	5,962	3,572,362
Security	Par (000)	Value

Computers (continued)
Booz Allen Hamilton Inc., 5.95%, 08/04/33
(Call 05/04/33)	$1,057	$1,084,988
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)(a)	635	574,896
4.20%, 04/15/32 (Call 01/15/32)	678	626,853
5.50%, 01/15/33 (Call 10/15/32)(a)	1,805	1,805,494
6.00%, 09/15/41(a)	1,486	1,521,445
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	1,140	934,839
4.38%, 05/15/30 (Call 02/15/30)	2,454	2,308,139
5.75%, 03/15/33 (Call 12/15/32)	393	397,060
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	565	476,248
		13,302,324
Distribution & Wholesale — 0.5%
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)(d)	240	242,372
5.75%, 06/15/28 (Call 05/15/28)	2,300	2,322,737
6.25%, 06/15/33 (Call 03/15/33)(a)	1,007	1,034,781
		3,599,890
Diversified Financial Services — 4.0%
American Express Co., 3.55%, (Call 09/15/26),
(5-year CMT + 2.854%)(a)(b)(c)	4,049	3,690,853
Blue Owl Finance LLC, 6.25%, 04/18/34
(Call 01/18/34)(d)	2,569	2,586,783
Capital One Financial Corp.
6.31%, 06/08/29 (Call 06/08/28),
(1-day SOFR + 2.640%)(b)	2,645	2,699,604
7.62%, 10/30/31 (Call 10/30/30),
(1-day SOFR + 3.070%)(b)	3,205	3,505,296
Charles Schwab Corp. (The)
5.38%, (Call 06/01/25),
(5-year CMT + 4.971%)(b)(c)	2,736	2,692,738
Series I, 4.00%, (Call 06/01/26),
(5-year CMT + 3.168%)(b)(c)	3,835	3,567,269
LPL Holdings Inc.
6.00%, 05/20/34 (Call 02/20/34)	848	850,779
6.75%, 11/17/28 (Call 10/17/28)	2,437	2,548,492
Radian Group Inc., 6.20%, 05/15/29 (Call 04/15/29)	1,100	1,106,401
TPG Operating Group II LP, 5.88%, 03/05/34
(Call 12/05/33)(a)	1,065	1,062,746
Visa Inc., 2.00%, 08/15/50 (Call 02/15/50)(a)	6,105	3,399,229
		27,710,190
Electric — 10.7%
Ameren Illinois Co.
3.85%, 09/01/32 (Call 06/01/32)	790	714,059
4.95%, 06/01/33 (Call 03/01/33)(a)	795	773,729
American Electric Power Co. Inc.
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(b)	2,907	2,648,218
5.63%, 03/01/33 (Call 12/01/32)	3,001	2,981,596
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 (Call 01/01/33)	983	955,815
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	340	321,337
Constellation Energy Generation LLC
5.80%, 03/01/33 (Call 12/01/32)	965	980,106
6.13%, 01/15/34 (Call 10/15/33)	870	905,494
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	536	376,359
4.63%, 05/15/33 (Call 11/15/32)	1,093	1,043,261

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc., 4.35%, (Call 01/15/27),
(5-year CMT + 3.195%)(b)(c)	$3,654	$3,452,894
Dominion Energy South Carolina Inc., 6.25%,
10/15/53 (Call 04/15/53)	813	878,088
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	265	171,608
5.20%, 04/01/33 (Call 01/01/33)(a)	925	921,222
5.20%, 03/01/34 (Call 12/01/33)(a)	915	904,880
Series A, 3.00%, 03/01/32 (Call 12/01/31)	774	663,538
Duke Energy Carolinas LLC
2.85%, 03/15/32 (Call 12/15/31)	909	773,459
3.20%, 08/15/49 (Call 02/15/49)	2,674	1,792,768
4.95%, 01/15/33 (Call 10/15/32)	682	666,874
Duke Energy Florida LLC
2.40%, 12/15/31 (Call 09/15/31)	1,140	943,322
5.88%, 11/15/33 (Call 08/15/33)	640	665,027
6.20%, 11/15/53 (Call 05/15/53)	399	424,976
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	939	567,481
5.40%, 04/01/53 (Call 10/01/52)	816	772,839
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	520	349,696
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	1,333	1,081,731
3.40%, 04/01/32 (Call 01/01/32)(a)	755	663,394
5.25%, 03/15/33 (Call 12/15/32)	686	681,763
Edison International
5.25%, 11/15/28 (Call 10/15/28)	951	941,287
6.95%, 11/15/29 (Call 09/15/29)	745	792,360
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	90	72,853
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)(a)	715	575,555
4.00%, 03/15/33 (Call 12/15/32)	1,608	1,449,705
4.20%, 09/01/48 (Call 03/01/48)	843	666,828
5.35%, 03/15/34 (Call 12/15/33)	775	764,654
5.70%, 03/15/54 (Call 09/15/53)	1,230	1,211,480
Florida Power & Light Co., 4.80%, 05/15/33
(Call 02/15/33)	568	551,389
Georgia Power Co., 4.30%, 03/15/42	600	512,795
Kentucky Utilities Co., 3.30%, 06/01/50
(Call 12/01/49)	568	384,555
NextEra Energy Capital, 4.60%, 09/01/27	80	78,441
NextEra Energy Capital Holdings Inc., 4.63%,
07/15/27 (Call 06/15/27)	3,409	3,346,735
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	1,015	676,287
4.55%, 09/15/32 (Call 06/15/32)	1,063	1,009,321
5.65%, 11/15/33 (Call 08/15/33)	2,498	2,553,710
Pacific Gas and Electric Co.
3.00%, 06/15/28 (Call 04/15/28)(a)	330	300,922
5.90%, 06/15/32 (Call 03/15/32)	872	878,044
6.10%, 01/15/29 (Call 12/15/28)	2,634	2,688,312
6.15%, 01/15/33 (Call 10/15/32)(a)	1,754	1,789,169
6.40%, 06/15/33 (Call 03/15/33)	1,009	1,047,373
PPL Electric Utilities Corp.
5.00%, 05/15/33 (Call 02/15/33)(a)	995	975,870
5.25%, 05/15/53 (Call 11/15/52)	2,315	2,207,643
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)(a)	934	807,410
4.65%, 03/15/33 (Call 12/15/32)	902	864,271
5.20%, 08/01/33 (Call 05/01/33)	847	842,083
Security	Par (000)	Value

Electric (continued)
5.45%, 03/01/54 (Call 09/01/53)	$895	$878,615
San Diego Gas & Electric Co.
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	1,842	1,189,637
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	389	333,345
Sempra, 4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	2,432	2,234,358
Southern California Edison Co.
5.20%, 06/01/34 (Call 03/01/34)(a)	945	919,996
5.88%, 12/01/53 (Call 06/01/53)	1,173	1,171,156
5.95%, 11/01/32 (Call 08/01/32)(a)	2,404	2,482,804
Southern Co. (The)
4.40%, 07/01/46 (Call 01/01/46)	1,689	1,417,708
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(b)	2,125	1,977,657
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(b)	3,331	3,212,121
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	935	747,124
2.63%, 03/15/51 (Call 09/15/50)	630	373,705
5.20%, 04/01/34 (Call 01/01/34)	834	822,080
5.45%, 03/15/53 (Call 09/15/52)	970	933,386
		74,758,278
Electronics — 1.0%
Arrow Electronics Inc., 5.88%, 04/10/34
(Call 01/10/34)	911	894,167
TD Synnex Corp., 6.10%, 04/12/34 (Call 01/12/34)	1,047	1,055,273
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	1,400	1,286,510
2.38%, 08/09/28 (Call 06/09/28)	1,065	940,985
Trimble Inc., 6.10%, 03/15/33 (Call 12/15/32)(a)	2,676	2,757,764
		6,934,699
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	768	763,286
6.35%, 08/18/28 (Call 07/18/28)	1,127	1,156,124
		1,919,410
Food — 1.8%
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	916	801,793
4.85%, 11/01/28 (Call 08/01/28)	751	734,266
5.30%, 11/01/38 (Call 05/01/38)	2,859	2,676,611
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	620	520,595
6.25%, 07/01/33 (Call 04/01/33)(a)	3,270	3,304,280
Sysco Corp., 6.60%, 04/01/50 (Call 10/01/49)(a)	1,590	1,771,852
Tyson Foods Inc., 5.70%, 03/15/34 (Call 12/15/33)	3,100	3,081,567
		12,890,964
Gas — 0.4%
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	555	462,847
5.50%, 01/15/26 (Call 12/15/25)(a)	527	524,757
Southern California Gas Co.
5.20%, 06/01/33 (Call 03/01/33)	833	825,191
5.60%, 04/01/54 (Call 10/01/53)	866	845,143
5.75%, 06/01/53 (Call 12/01/52)	245	242,297
6.35%, 11/15/52 (Call 05/15/52)	186	200,145
		3,100,380
Health Care - Products — 1.9%
Dentsply Sirona Inc., 3.25%, 06/01/30
(Call 03/01/30)(a)	3,017	2,628,208

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	$4,078	$3,341,077
5.40%, 03/20/34 (Call 12/20/33)(a)	305	298,847
Solventum Corp.
5.60%, 03/23/34 (Call 12/23/33)(d)	3,413	3,353,067
6.00%, 05/15/64 (Call 11/15/63)(d)	582	555,845
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	751	635,028
3.75%, 03/15/51 (Call 09/15/50)	794	575,337
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31
(Call 08/24/31)(a)	2,040	1,690,325
		13,077,734
Health Care - Services — 3.7%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	3,417	3,012,911
3.38%, 02/15/30 (Call 02/15/25)	1,735	1,527,440
4.63%, 12/15/29 (Call 12/15/24)(a)	344	323,832
Elevance Health Inc., 4.65%, 01/15/43	823	727,309
HCA Inc.
3.38%, 03/15/29 (Call 01/15/29)	805	734,990
3.63%, 03/15/32 (Call 12/15/31)	3,125	2,730,573
4.13%, 06/15/29 (Call 03/15/29)	3,189	3,004,590
5.13%, 06/15/39 (Call 12/15/38)	275	255,303
Humana Inc.
4.95%, 10/01/44 (Call 04/01/44)	890	777,864
5.88%, 03/01/33 (Call 12/01/32)	1,705	1,727,368
ICON Investments Six DAC
5.85%, 05/08/29 (Call 04/08/29)	2,507	2,538,439
6.00%, 05/08/34 (Call 02/08/34)	873	888,897
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	1,580	1,586,654
6.25%, 02/01/29 (Call 01/01/29)(a)	2,090	2,139,796
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 (Call 08/01/44)	463	406,999
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	867	790,993
2.65%, 10/15/30 (Call 07/15/30)(a)	3,317	2,795,944
		25,969,902
Holding Companies - Diversified — 2.5%
Ares Capital Corp.
5.88%, 03/01/29 (Call 02/01/29)	3,310	3,273,193
7.00%, 01/15/27	931	951,184
Blackstone Secured Lending Fund
2.85%, 09/30/28 (Call 07/30/28)	1,281	1,124,471
3.63%, 01/15/26 (Call 12/15/25)	2,679	2,568,591
Blue Owl Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)(a)	570	504,263
3.40%, 07/15/26 (Call 06/15/26)	3,583	3,373,382
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	3,028	2,629,167
3.40%, 01/15/26 (Call 12/15/25)	1,321	1,256,647
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	621	571,694
6.00%, 07/15/29 (Call 06/15/29)	1,067	1,044,986
		17,297,578
Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	3,393	2,978,137
Security	Par (000)	Value

Insurance — 4.9%
American International Group Inc.
5.13%, 03/27/33 (Call 12/27/32)	$2,420	$2,375,019
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(a)(b)	1,854	1,817,863
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33
(Call 11/28/32)	2,080	2,048,576
Athene Holding Ltd.
5.88%, 01/15/34 (Call 10/15/33)	1,050	1,047,524
6.25%, 04/01/54 (Call 10/01/53)	2,855	2,863,349
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	737	602,821
4.20%, 03/17/32 (Call 12/17/31)(a)	1,030	927,923
CNA Financial Corp.
5.13%, 02/15/34 (Call 11/15/33)	925	884,817
5.50%, 06/15/33 (Call 03/15/33)(a)	817	809,033
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50
(Call 04/15/50)	2,471	1,650,645
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	1,179	1,018,677
5.63%, 08/16/32 (Call 05/16/32)	2,636	2,583,085
6.35%, 03/22/54 (Call 09/22/53)(d)	259	260,377
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	640	517,849
3.40%, 06/15/30 (Call 03/15/30)	602	531,985
First American Financial Corp., 2.40%, 08/15/31
(Call 05/15/31)	1,251	986,764
MetLife Inc., Series G, 3.85%, (Call 09/15/25),
(5-year CMT + 3.576%)(a)(b)(c)	3,610	3,471,027
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30),
(5-year CMT + 3.035%)(b)	2,082	1,790,276
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(a)(b)	3,379	3,310,998
6.50%, 03/15/54 (Call 12/15/33),
(5-year CMT + 2.404%)(b)	130	130,329
Reinsurance Group of America Inc., 5.75%, 09/15/34
(Call 06/15/34)	1,138	1,131,888
Willis North America Inc.
4.65%, 06/15/27 (Call 05/15/27)	120	117,484
5.35%, 05/15/33 (Call 02/15/33)	2,615	2,549,300
5.90%, 03/05/54 (Call 09/05/53)	965	940,728
		34,368,337
Internet — 1.0%
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	1,730	982,767
2.25%, 08/15/60 (Call 02/15/60)(a)	6,298	3,506,085
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	3,093	2,567,425
		7,056,277
Iron & Steel — 0.6%
ArcelorMittal SA
6.55%, 11/29/27 (Call 10/29/27)	420	433,953
6.80%, 11/29/32 (Call 08/29/32)(a)	3,257	3,470,034
		3,903,987
Lodging — 0.6%
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	3,334	3,212,147
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	1,260	1,070,621
		4,282,768
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34 (Call 12/21/33)	1,225	1,222,857

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Ingersoll Rand Inc., 5.70%, 08/14/33 (Call 05/14/33)	$3,292	$3,355,519
nVent Finance SARL, 5.65%, 05/15/33
(Call 02/15/33)	885	882,125
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (Call 06/15/28)	2,807	2,745,301
5.61%, 03/11/34 (Call 12/11/33)	940	942,867
		9,148,669
Manufacturing — 0.4%
Carlisle Companies Inc., 2.75%, 03/01/30
(Call 12/01/29)	2,936	2,557,395
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	600	525,072
		3,082,467
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31 (Call 10/15/30)(a)	840	689,056
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	190	163,887
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	3,087	2,921,016
6.50%, 10/13/33 (Call 07/13/33)(a)	1,224	1,278,838
Walt Disney Co. (The), 6.65%, 11/15/37	508	568,116
		5,620,913
Mining — 0.7%
Freeport-McMoRan Inc., 5.45%, 03/15/43
(Call 09/15/42)	1,602	1,507,675
Southern Copper Corp.
5.25%, 11/08/42	325	301,389
5.88%, 04/23/45	1,836	1,813,414
6.75%, 04/16/40	1,220	1,331,501
		4,953,979
Office & Business Equipment — 0.5%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	184	171,071
3.28%, 12/01/28 (Call 10/01/28)	882	793,966
3.57%, 12/01/31 (Call 09/01/31)	3,278	2,830,896
		3,795,933
Oil & Gas — 2.5%
BP Capital Markets PLC
4.38%, (Call 06/22/25),
(5-year CMT + 4.036%)(a)(b)(c)	2,000	1,955,657
4.88%, (Call 03/22/30),
(5-year CMT + 4.398%)(b)(c)	3,064	2,890,909
6.45%, (Call 12/01/33),
(5-year CMT + 2.153%)(a)(b)(c)	1,355	1,385,294
Coterra Energy Inc., 5.60%, 03/15/34
(Call 12/15/33)(a)	560	556,609
Diamondback Energy Inc., 6.25%, 03/15/33
(Call 12/15/32)	2,784	2,908,007
Occidental Petroleum Corp.
7.50%, 05/01/31	1,515	1,667,295
8.88%, 07/15/30 (Call 01/15/30)	2,782	3,186,948
Valero Energy Corp., 6.63%, 06/15/37	2,813	3,005,169
		17,555,888
Packaging & Containers — 0.5%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	534	513,996
5.63%, 05/26/33 (Call 02/26/33)(a)	715	721,555
Amcor Flexibles North America Inc., 2.69%, 05/25/31
(Call 02/25/31)(a)	3,014	2,517,166
		3,752,717
Security	Par (000)	Value

Pharmaceuticals — 2.8%
AbbVie Inc., 4.50%, 05/14/35 (Call 11/14/34)	$1,597	$1,496,999
AstraZeneca PLC, 6.45%, 09/15/37	2,427	2,691,722
Cencora Inc., 2.70%, 03/15/31 (Call 12/15/30)	3,613	3,065,202
Cigna Group (The)
4.80%, 08/15/38 (Call 02/15/38)	238	217,610
4.80%, 07/15/46 (Call 01/16/46)	2,761	2,433,717
4.90%, 12/15/48 (Call 06/15/48)	223	196,182
Eli Lilly & Co., 2.25%, 05/15/50 (Call 11/15/49)	5,565	3,208,842
Johnson & Johnson
2.25%, 09/01/50 (Call 03/01/50)(a)	3,350	1,973,542
2.45%, 09/01/60 (Call 03/01/60)	6,467	3,610,570
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	511	456,296
		19,350,682
Pipelines — 8.9%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	515	447,675
3.60%, 09/01/32 (Call 06/01/32)	794	681,284
5.63%, 08/01/34 (Call 05/01/34)	1,170	1,145,471
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	710	652,791
5.13%, 06/30/27 (Call 01/01/27)	3,172	3,146,577
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 06/11/24)	3,447	3,319,151
5.65%, 04/15/34 (Call 10/15/33)(d)	365	361,942
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	285	241,547
4.00%, 03/01/31 (Call 03/01/26)(a)	559	503,802
4.50%, 10/01/29 (Call 10/01/24)	3,456	3,284,319
Enbridge Inc.
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. SOFR + 3.680%)(b)	3,660	3,441,922
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. SOFR + 3.903%)(a)(b)	1,960	1,868,945
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30),
(5-year CMT + 5.314%)(a)(b)	783	729,685
Energy Transfer LP
5.25%, 04/15/29 (Call 01/15/29)(a)	3,248	3,229,192
5.75%, 02/15/33 (Call 11/15/32)(a)	1,345	1,344,798
6.55%, 12/01/33 (Call 09/01/33)	2,635	2,777,347
Enterprise Products Operating LLC, Series E, 5.25%,
08/16/77 (Call 08/16/27),
(3-mo. SOFR + 3.295%)(b)	3,864	3,690,886
Kinder Morgan Inc.
4.80%, 02/01/33 (Call 11/01/32)	2,605	2,450,616
5.20%, 06/01/33 (Call 03/01/33)	1,620	1,563,791
5.30%, 12/01/34 (Call 06/01/34)	921	892,140
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	414	353,624
4.50%, 04/15/38 (Call 10/15/37)	2,689	2,339,147
5.00%, 03/01/33 (Call 12/01/32)	2,825	2,684,287
5.50%, 06/01/34 (Call 03/01/34)	40	39,124
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	1,200	1,063,480
3.40%, 09/01/29 (Call 06/01/29)	740	674,453
6.05%, 09/01/33 (Call 06/01/33)	2,629	2,691,161
6.10%, 11/15/32 (Call 08/15/32)	1,135	1,169,520
Plains All American Pipeline LP/PAA Finance Corp.,
3.55%, 12/15/29 (Call 09/15/29)(a)	868	788,712
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	3,242	3,123,784
4.50%, 05/15/30 (Call 11/15/29)(a)	1,757	1,678,198

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Targa Resources Corp., 6.15%, 03/01/29
(Call 02/01/29)	$1,435	$1,478,045
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., 4.88%, 02/01/31
(Call 02/01/26)	3,325	3,157,757
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3-mo. LIBOR US + 3.208%)(a)(b)	3,941	3,661,975
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3-mo. LIBOR US + 4.640%)(b)	2,168	2,118,737
		62,795,885
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	3,401	3,429,175

Real Estate Investment Trusts — 6.1%
American Homes 4 Rent LP
3.63%, 04/15/32 (Call 01/15/32)	1,095	948,591
5.50%, 02/01/34 (Call 11/01/33)(a)	1,050	1,028,028
American Tower Corp.
2.90%, 01/15/30 (Call 10/15/29)(a)	1,703	1,493,700
3.80%, 08/15/29 (Call 05/15/29)	2,488	2,302,353
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	1,353	1,245,568
4.13%, 05/15/29 (Call 02/15/29)	1,817	1,704,016
Crown Castle Inc.
3.65%, 09/01/27 (Call 06/01/27)	260	246,563
3.80%, 02/15/28 (Call 11/15/27)	1,035	976,432
5.10%, 05/01/33 (Call 02/01/33)	330	316,790
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	1,028	900,516
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	410	377,423
5.55%, 01/15/28 (Call 12/15/27)	259	260,580
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	2,760	2,288,714
3.20%, 11/18/29 (Call 08/18/29)	1,291	1,156,428
Extra Space Storage LP
5.40%, 02/01/34 (Call 11/01/33)	887	862,643
5.70%, 04/01/28 (Call 03/01/28)	884	893,528
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	2,762	2,292,058
5.30%, 01/15/29 (Call 10/15/28)	1,860	1,820,500
Host Hotels & Resorts LP
5.70%, 07/01/34 (Call 04/01/34)	1,070	1,048,711
Series I, 3.50%, 09/15/30 (Call 06/15/30)	2,912	2,568,974
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	1,240	973,263
2.30%, 11/15/28 (Call 09/15/28)	1,116	981,897
4.15%, 04/15/32 (Call 01/15/32)(a)	1,130	1,028,339
Sun Communities Operating LP
2.70%, 07/15/31 (Call 04/15/31)	2,932	2,408,700
4.20%, 04/15/32 (Call 01/15/32)	1,253	1,118,017
5.50%, 01/15/29 (Call 12/15/28)	160	159,169
Ventas Realty LP
4.40%, 01/15/29 (Call 10/15/28)	1,758	1,681,511
5.63%, 07/01/34 (Call 04/01/34)	860	847,818
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	3,317	3,217,818
4.95%, 02/15/30 (Call 12/15/29)	606	580,540
5.13%, 05/15/32 (Call 02/15/32)(a)	90	85,057
5.75%, 04/01/34 (Call 01/01/34)(a)	130	127,862
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Welltower OP LLC
3.10%, 01/15/30 (Call 10/15/29)	$2,746	$2,449,377
3.85%, 06/15/32 (Call 03/15/32)	593	532,642
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	1,845	1,726,277
		42,650,403
Retail — 1.9%
AutoZone Inc., 6.55%, 11/01/33 (Call 08/01/33)	800	859,268
Darden Restaurants Inc., 6.30%, 10/10/33
(Call 07/10/33)	820	842,742
Dick’s Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)(a)	3,080	2,595,613
4.10%, 01/15/52 (Call 07/15/51)	1,407	998,199
Dollar General Corp., 5.45%, 07/05/33
(Call 04/05/33)(a)	3,259	3,226,852
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	900	742,394
4.20%, 05/15/28 (Call 02/15/28)	2,925	2,803,550
McDonald’s Corp., 4.70%, 12/09/35 (Call 06/09/35)	769	725,045
Walmart Inc., 2.65%, 09/22/51 (Call 03/22/51)	820	513,874
		13,307,537
Semiconductors — 2.2%
Broadcom Inc., 4.15%, 11/15/30 (Call 08/15/30)	2,589	2,424,291
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	2,810	2,405,871
5.75%, 02/15/29 (Call 01/15/29)	330	335,741
5.95%, 09/15/33 (Call 06/15/33)	976	1,001,435
Micron Technology Inc.
4.66%, 02/15/30 (Call 11/15/29)	2,334	2,253,161
5.88%, 09/15/33 (Call 06/15/33)	823	843,052
6.75%, 11/01/29 (Call 09/01/29)	1,224	1,298,619
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	710	715,626
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30 (Call 02/01/30)(a)	367	330,984
4.30%, 06/18/29 (Call 03/18/29)(a)	3,284	3,140,607
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	535	447,551
		15,196,938
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	1,230	1,074,016
4.20%, 05/01/30 (Call 02/01/30)	422	394,002
		1,468,018
Software — 3.6%
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	1,924	1,608,576
2.90%, 12/01/29 (Call 09/01/29)	2,353	2,076,363
Microsoft Corp.
2.68%, 06/01/60 (Call 12/01/59)	5,067	3,061,276
3.04%, 03/17/62 (Call 09/17/61)(a)	5,313	3,466,162
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	380	326,795
2.95%, 04/01/30 (Call 01/01/30)	1,729	1,526,991
3.90%, 05/15/35 (Call 11/15/34)	715	619,041
4.30%, 07/08/34 (Call 01/08/34)	3,396	3,077,292
5.38%, 07/15/40	3,265	3,103,246
6.25%, 11/09/32 (Call 08/09/32)(a)	2,130	2,246,960

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
VMware LLC
3.90%, 08/21/27 (Call 05/21/27)	$3,269	$3,124,208
4.70%, 05/15/30 (Call 02/15/30)	1,041	1,000,532
		25,237,442
Telecommunications — 4.4%
AT&T Inc.
4.35%, 03/01/29 (Call 12/01/28)(a)	175	168,822
4.50%, 05/15/35 (Call 11/15/34)	316	288,819
5.40%, 02/15/34 (Call 11/15/33)(a)	360	357,243
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	2,900	3,381,867
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	560	466,354
2.75%, 05/24/31 (Call 02/24/31)	1,080	909,828
Orange SA, 9.00%, 03/01/31	2,537	3,034,374
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)	3,847	3,414,395
Sprint Capital Corp.
6.88%, 11/15/28	895	945,145
8.75%, 03/15/32	2,719	3,250,002
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	3,487	3,016,391
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	455	400,819
2.55%, 02/15/31 (Call 11/15/30)	1,907	1,608,027
2.70%, 03/15/32 (Call 12/15/31)	880	731,669
3.60%, 11/15/60 (Call 05/15/60)	3,530	2,375,557
3.88%, 04/15/30 (Call 01/15/30)	3,109	2,889,673
4.38%, 04/15/40 (Call 10/15/39)	1,120	973,731
4.50%, 04/15/50 (Call 10/15/49)	366	304,754
Verizon Communications Inc.
4.27%, 01/15/36	973	876,794
4.40%, 11/01/34 (Call 05/01/34)	918	846,455
4.50%, 08/10/33	287	269,191
5.25%, 03/16/37	460	452,322
		30,962,232
Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	2,151	2,333,550
Security	Par (000)	Value

Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34
(Call 10/15/33)(a)	$878	$856,529

Total Long-Term Investments — 98.0%
(Cost: $692,738,734)		687,760,839
	Shares

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	43,310,962	43,323,956
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	3,220,000	3,220,000

Total Short-Term Securities — 6.6%
(Cost: $46,542,202)		46,543,956

Total Investments — 104.6%
(Cost: $739,280,936)		734,304,795

Liabilities in Excess of Other Assets — (4.6)%		(32,360,409)

Net Assets — 100.0%		$701,944,386

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,594,352	$—		$(2,259,958	)(a)	$(8,345)	$(2,093)	$43,323,956	43,310,962	$33,768	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	590,000	(a)	—		—	—	3,220,000	3,220,000	36,513		—
						$(8,345)	$(2,093)	$46,543,956		$70,281		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Systematic Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$687,760,839	$—	$687,760,839
Money Market Funds	46,543,956	—	—	46,543,956
	$46,543,956	$687,760,839	$—	$734,304,795

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate